Supplemental Cash Flow Information_Significant Noncash Transactions(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Non Cash Transactions Abstract [Abstract]
Decrease in loans due to the write-offs	₩ 1,033,056,000,000	₩ 1,399,315,000,000	₩ 1,418,960,000,000
Changes in accumulated other comprehensive income due to valuation of financial investments	89,117,000,000	(47,871,000,000)	(28,969,000,000)
Decrease in accumulated other comprehensive income from measurement of investment securities in associates	100,735,000,000	(7,093,000,000)	222,000,000
Change in shares of investment in associate due to KB Insurance Co., Ltd.’s inclusion of the consolidation scope	(1,417,397,000,000)	0	0
Change in shares of investment in associate due to Hyundai Securities Co., Ltd.’s inclusion of the consolidation scope	0	(1,459,604,000,000)	0
Increase in financial investments due to debt-for-equity swap with Taihan Electric Wire Co., Ltd.	₩ 0	₩ 0	₩ 14,729,000,000